LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

		Years ended December 31,
	Notes	2024	2023
Balance, beginning of year		$121.3	$73.8
Additions		34.1	79.7
Interest expense		8.4	7.5
Foreign exchange impact		(11.0)	1.0
Principal lease payments	34(d)	(20.6)	(6.0)
Interest payments		(8.0)	(5.3)
UJV lease adjustment	12	—	(29.4)
Balance, end of year		$124.2	$121.3
Current portion		$28.8	$21.1
Non-current portion		95.4	100.2
		$124.2	$121.3

	Years ended December 31,
	2024	2023
Amounts recognized in statement of earnings (loss):
Short-term and low-value leases	$43.7	$25.6
Variable lease payments	$4.6	$12.0